UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549
                                    --------

                                    FORM N-Q
                                    --------

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

                  INVESTMENT COMPANY ACT FILE NUMBER 811-06400

                         THE ADVISORS' INNER CIRCLE FUND
               (Exact name of registrant as specified in charter)
                                    --------


                               101 Federal Street
                                Boston, MA 02110
               (Address of principal executive offices) (Zip code)

                                 SEI Corporation
                            One Freedom Valley Drive
                                 Oaks, PA 19456
                     (Name and address of agent for service)

       REGISTRANT'S TELEPHONE NUMBER, INCLUDING AREA CODE: 1-877-446-3863

                    DATE OF FISCAL YEAR END: OCTOBER 31, 2009

                   DATE OF REPORTING PERIOD: JANUARY 31, 2009

ITEM 1.   SCHEDULE OF INVESTMENTS


THE ADVISORS' INNER CIRCLE FUND                              ICM SMALL COMPANY
                                                                     PORTFOLIO
                                                                JANUARY 31, 2009
                                                                     (UNAUDITED)

SCHEDULE OF INVESTMENTS
COMMON STOCK - 96.6%

                                                        SHARES         VALUE
                                                     -----------   -------------
AUTO & TRANSPORTATION - 3.9%
   BorgWarner ....................................       484,000   $   8,169,920
   Celadon Group * ...............................       705,200       5,514,664
   Commercial Vehicle Group * ....................       562,000         562,000
   Cooper Tire & Rubber ..........................     1,423,500       6,647,745
   Gentex ........................................       270,400       2,268,656
   Marten Transport * ............................       136,000       2,401,760
   Old Dominion Freight Line * ...................        93,200       2,337,456
   Quixote .......................................       283,100       1,191,851
   Saia * ........................................       246,300       2,632,947
   Wright Express * ..............................       126,200       1,471,492
                                                                   -------------
                                                                      33,198,491
                                                                   -------------
CONSUMER DISCRETIONARY - 11.0%
   Brown Shoe ....................................       779,500       3,655,855
   Callaway Golf .................................       640,300       4,872,683
   Carter's * ....................................       309,900       5,265,201
   Columbia Sportswear ...........................       296,600       8,518,352
   Dick's Sporting Goods * .......................       600,900       6,615,909
   G&K Services, Cl A ............................       263,300       4,857,885
   Group 1 Automotive ............................       555,900       5,542,323
   Insight Enterprises * .........................       848,200       4,393,676
   J&J Snack Foods ...............................       269,800       9,418,718
   JOS A Bank Clothiers * ........................       267,800       7,353,788
   Men's Wearhouse ...............................       637,000       7,421,050
   Monro Muffler .................................       121,200       2,941,524
   Movado Group ..................................       396,300       3,043,584
   Outdoor Channel Holdings * ....................       231,700       1,411,053
   Papa John's International * ...................         8,200         155,882
   Ralcorp Holdings * ............................       153,800       9,108,036
   Regis .........................................       338,700       3,810,375
   Schawk ........................................       231,900       1,887,666
   THQ * .........................................       852,850       3,368,758
                                                                   -------------
                                                                      93,642,318
                                                                   -------------

THE ADVISORS' INNER CIRCLE FUND                              ICM SMALL COMPANY
                                                                     PORTFOLIO
                                                                JANUARY 31, 2009
                                                                     (UNAUDITED)

COMMON STOCK - CONTINUED

                                                        SHARES         VALUE
                                                     -----------   -------------
ENERGY - 5.4%
   Comstock Resources * ..........................       188,100   $   7,172,253
   Oceaneering International * ...................       408,500      14,076,910
   Penn Virginia .................................       496,400      10,225,840
   Tetra Technologies * ..........................       288,600       1,497,834
   Unit * ........................................       252,000       6,284,880
   Whiting Petroleum * ...........................       222,100       6,440,900
                                                                   -------------
                                                                      45,698,617
                                                                   -------------
FINANCIAL SERVICES - 14.1%
   Assured Guaranty ..............................       530,600       4,048,478
   Berkshire Hills Bancorp .......................       158,300       3,723,216
   Cohen & Steers ................................       295,200       3,188,160
   Columbia Banking System .......................       588,500       5,237,650
   Compass Diversified Holdings ..................       757,400       8,187,494
   CVB Financial .................................     1,190,585      10,703,359
   Delphi Financial Group, Cl A ..................       387,500       5,878,375
   Dime Community Bancshares .....................       404,300       4,063,215
   Encore Bancshares * ...........................       219,300         989,043
   Financial Federal .............................       213,100       4,628,532
   First Mercury Financial * .....................       578,800       6,395,740
   FNB ...........................................       720,200       5,696,782
   Jack Henry & Associates .......................       457,000       8,134,600
   Meadowbrook Insurance Group ...................       288,810       1,753,077
   Navigators Group * ............................        30,600       1,571,004
   Prosperity Bancshares .........................       383,200      10,365,560
   Selective Insurance Group .....................       441,500       6,777,025
   Sterling Bancshares ...........................       922,300       5,127,988
   SVB Financial Group * .........................       193,600       4,021,072
   Trico Bancshares ..............................       375,900       7,570,626
   Waddell & Reed Financial, Cl A ................       699,200       9,872,704
   West Coast Bancorp ............................       659,800       1,959,606
                                                                   -------------
                                                                     119,893,306
                                                                   -------------
HEALTH CARE - 9.8%
   Analogic ......................................       111,000       2,775,000

THE ADVISORS' INNER CIRCLE FUND                              ICM SMALL COMPANY
                                                                     PORTFOLIO
                                                                JANUARY 31, 2009
                                                                     (UNAUDITED)

COMMON STOCK - CONTINUED

                                                        SHARES         VALUE
                                                     -----------   -------------
HEALTH CARE - CONTINUED
   Bio-Rad Laboratories, Cl A * ..................       224,200   $  14,245,668
   Cardiac Science * .............................       424,641       2,280,322
   Computer Programs & Systems ...................       310,000       7,790,300
   Conmed * ......................................       603,400       9,443,210
   Dentsply International ........................       302,000       8,126,820
   Medical Action Industries * ...................       411,600       3,539,760
   Omnicare ......................................       339,000       9,478,440
   Sirona Dental Systems * .......................       575,500       6,911,755
   Symmetry Medical * ............................       811,000       5,555,350
   Varian * ......................................       228,600       6,364,224
   West Pharmaceutical Services ..................       223,500       7,424,670
                                                                   -------------
                                                                      83,935,519
                                                                   -------------
MATERIALS & PROCESSING - 17.1%
   Acuity Brands .................................       226,800       6,094,116
   Albany International, Cl A ....................       446,100       4,465,461
   Aptargroup ....................................       588,500      18,137,570
   Beacon Roofing Supply * .......................       705,000       8,974,650
   Brady, Cl A ...................................       231,800       4,849,256
   Carpenter Technology ..........................       394,300       6,505,950
   Comfort Systems USA ...........................       892,800       9,133,344
   Cytec Industries ..............................       191,100       3,906,084
   Ferro .........................................       506,800       2,006,928
   Gibraltar Industries ..........................       591,900       6,055,137
   HFF, Cl A * ...................................       407,200         895,840
   Interline Brands * ............................       876,900       7,015,200
   Kaydon ........................................       329,100       8,951,520
   Kirby * .......................................        70,100       1,680,998
   Michael Baker * ...............................       320,300      11,197,688
   Minerals Technologies .........................       145,400       5,497,574
   NN ............................................       357,300         607,410
   Northwest Pipe * ..............................       175,000       6,170,500
   OM Group * ....................................       512,000       9,922,560
   Quanex Building Products ......................       495,100       4,203,399

THE ADVISORS' INNER CIRCLE FUND                              ICM SMALL COMPANY
                                                                     PORTFOLIO
                                                                JANUARY 31, 2009
                                                                     (UNAUDITED)

COMMON STOCK - CONTINUED

                                                        SHARES         VALUE
                                                     -----------   -------------
MATERIALS & PROCESSING - CONTINUED
   Rogers * ......................................       359,200   $   8,800,400
   Rush Enterprises, Cl A * ......................       179,500       1,633,450
   Rush Enterprises, Cl B * ......................       101,600         897,128
   Spartech ......................................       607,400       1,925,458
   Tennant .......................................       273,400       3,701,836
   Watsco ........................................        32,400       1,070,820
   Zep ...........................................       116,100       1,275,939
                                                                   -------------
                                                                     145,576,216
                                                                   -------------
PRODUCER DURABLES - 17.3%
   Actuant, Cl A .................................       684,300      11,277,264
   AerCap Holdings * .............................       292,200       1,425,936
   Ametek ........................................       559,050      17,867,238
   ATMI * ........................................       591,100       7,985,761
   Belden CDT ....................................       357,200       4,665,032
   Cymer * .......................................       393,800       8,033,520
   Diebold .......................................       386,600       9,579,948
   Entegris * ....................................     1,712,659       2,380,596
   ESCO Technologies * ...........................       273,600       9,696,384
   Esterline Technologies * ......................       232,900       8,405,361
   Formfactor * ..................................       208,000       3,236,480
   Heico, Cl A ...................................       310,500       9,032,445
   Itron * .......................................        83,900       5,478,670
   Kaman .........................................       558,800      10,667,492
   Littelfuse * ..................................       382,000       5,844,600
   MDC Holdings ..................................       141,700       4,341,688
   Measurement Specialties * .....................       820,900       4,170,172
   Nordson .......................................        94,000       2,839,740
   Regal-Beloit ..................................       302,200      10,262,712
   Ryland Group ..................................       277,100       4,322,760
   Triumph Group .................................       142,300       6,443,344
                                                                   -------------
                                                                     147,957,143
                                                                   -------------
REAL ESTATE INVESTMENT TRUSTS - 4.1%
   Brandywine Realty Trust .......................       386,630       2,308,181

THE ADVISORS' INNER CIRCLE FUND                              ICM SMALL COMPANY
                                                                     PORTFOLIO
                                                                JANUARY 31, 2009
                                                                     (UNAUDITED)

COMMON STOCK - CONTINUED

                                                        SHARES         VALUE
                                                     -----------   -------------
REAL ESTATE INVESTMENT TRUSTS - CONTINUED
   Camden Property Trust .........................       157,400   $   4,149,064
   CapLease ......................................     1,389,000       2,222,400
   Cogdell Spencer ...............................       241,500       2,038,260
   Duke Realty ...................................       189,100       1,741,611
   First Industrial Realty Trust .................       186,000       1,011,840
   Hersha Hospitality Trust ......................       696,400       1,692,252
   Kite Realty Group Trust .......................       824,600       3,817,898
   LaSalle Hotel Properties ......................       300,400       2,502,332
   Lexington Realty Trust ........................       341,100       1,511,073
   Liberty Property Trust ........................       169,700       3,394,000
   Mack-Cali Realty ..............................        96,900       1,969,008
   Parkway Properties ............................       213,300       3,182,436
   Ramco-Gershenson Properties ...................       134,900         663,708
   Weingarten Realty Investors ...................       170,900       2,766,871
                                                                   -------------
                                                                      34,970,934
                                                                   -------------
TECHNOLOGY - 11.7%
   American Reprographics * ......................        75,600         459,648
   Avocent * .....................................       518,000       7,433,300
   Black Box .....................................       365,500       7,978,865
   CommScope * ...................................       661,700       9,541,714
   CTS ...........................................       369,900       1,901,286
   Emulex * ......................................       957,400       5,466,754
   Euronet Worldwide * ...........................       423,300       4,254,165
   Harmonic * ....................................       295,300       1,520,795
   Kenexa * ......................................       966,900       6,565,251
   Macrovision Solutions * .......................       363,200       4,761,552
   Micro Systems .................................       107,400       1,546,560
   Micros Systems * ..............................       285,600       4,112,640
   ON Semiconductor * ............................     1,541,920       6,429,806
   PDF Solutions * ...............................       704,300       1,049,407
   Plexus * ......................................       432,800       6,258,288
   Progress Software * ...........................       536,300       9,149,278
   Semtech * .....................................       589,600       6,927,800
   Silicon Motion Technology * ...................       271,600         763,196

THE ADVISORS' INNER CIRCLE FUND                              ICM SMALL COMPANY
                                                                     PORTFOLIO
                                                                JANUARY 31, 2009
                                                                     (UNAUDITED)

COMMON STOCK - CONTINUED

                                                        SHARES         VALUE
                                                     -----------   -------------
TECHNOLOGY - CONTINUED
   Tekelec * .....................................       806,800   $  10,020,456
   Trimble Navigation * ..........................       126,200       1,870,284
   Xyratex * .....................................       860,600       1,488,838
                                                                   -------------
                                                                      99,499,883
                                                                   -------------
UTILITIES - 2.2%
   Cleco .........................................       308,300       7,044,655
   Equitable Resources ...........................       211,600       7,243,068
   Iowa Telecommunications Services ..............       372,400       4,785,341
                                                                   -------------
                                                                      19,073,064
                                                                   -------------
   TOTAL COMMON STOCK
      (Cost $1,191,907,113) ......................                   823,445,491
                                                                   -------------

REPURCHASE AGREEMENT - 4.1%

                                                         FACE
                                                        AMOUNT
                                                     -----------
   Credit Suisse
      0.200%, dated 01/30/09, to be repurchased on
      02/02/09, repurchase price $35,206,928
      (collateralized by U.S. Treasury Bill
      obligations, ranging in par value of
      $14,240,000-$21,731,000, 0.249%-0.406%,
      05/28/2009-10/22/2009; total market value
      $35,911,315)
      (Cost $35,206,341) .........................   $35,206,341      35,206,341
                                                                   -------------
   TOTAL INVESTMENTS - 100.7%
      (Cost $1,227,113,454) + .......................              $ 858,651,832
                                                                   =============

PERCENTAGES ARE BASED ON NET ASSETS OF $852,627,125.

*    NON-INCOME PRODUCING SECURITY.

CL - CLASS

+ AT JANUARY 31, 2009, THE TAX BASIS COST OF THE PORTFOLIO'S INVESTMENTS WAS $1,227,113,454, AND THE UNREALIZED APPRECIATION AND DEPRECIATION WERE $117,012,012 AND $(485,473,634), RESPECTIVELY.

     FOR INFORMATION ON THE PORTFOLIO'S POLICY REGARDING VALUATION OF INVESTMENTS AND OTHER SIGNIFICANT ACCOUNTING POLICIES, PLEASE REFER TO THE PORTFOLIO'S MOST RECENT SEMI-ANNUAL OR ANNUAL FINANCIAL STATEMENTS.

ICM-QH-001-1000

THE ADVISORS' INNER CIRCLE FUND                              ICM SMALL COMPANY
                                                                     PORTFOLIO
                                                                JANUARY 31, 2009
                                                                     (UNAUDITED)

In September 2006, the Financial Accounting Standards Board ("FASB") released STATEMENT OF FINANCIAL ACCOUNTING STANDARDS ("SFAS") No. 157, which provides enhanced guidance for using fair value to measure assets and liabilities. The Fund adopted SFAS No. 157 on November 1, 2008. SFAS No. 157 establishes a fair value hierarchy and specifies that a valuation technique used to measure fair value shall maximize the use of observable inputs and minimize the use of unobservable inputs. The objective of a fair value measurement is to determine the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (an exit price). Accordingly, the fair value hierarchy gives the highest priority to quoted prices (unadjusted) in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The three levels of the fair value hierarchy under SFAS No. 157 are described below:

     - Level 1 -- Unadjusted quoted prices in active markets for identical, unrestricted assets or liabilities that the Fund has the ability to access at the measurement date;

     - Level 2 -- Quoted prices which are not active, or inputs that are observable (either directly or indirectly) for substantially the full term of the asset or liability; and

     - Level 3 -- Prices, inputs or exotic modeling techniques which are both significant to the fair value measurement and unobservable (supported by little or no market activity).

As required by SFAS No.157, investments are classified within the level of the lowest significant input considered in determining fair value. Investments classified within Level 3 whose fair value measurement considers several inputs may include Level 1 or Level 2 inputs as components of the overall fair value measurement. The table below sets forth information about the level within the fair value hierarchy at which the Funds' investments are measured at January 31, 2009:

LEVEL 1        LEVEL 2   LEVEL 3       TOTAL
-------        -------   -------   ------------
$858,651,832     $--       $--     $858,651,832

ITEM 2.   CONTROLS AND PROCEDURES

(a) The certifying officers, whose certifications are included herewith, have evaluated the registrant's disclosure controls and procedures within 90 days of the filing date of this report. In their opinion, based on their evaluation, the registrant's disclosure controls and procedures are adequately designed, and are operating effectively to ensure, that information required to be disclosed by the registrant in the reports it files or submits under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no significant changes in the registrant's internal control over financial reporting that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3.  EXHIBITS.

(a) A separate certification for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), are filed herewith.


--------------------------------------------------------------------------------

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)                                 The Advisors' Inner Circle Fund


By (Signature and Title)                     /s/ Philip T. Masterson
                                             -----------------------------
                                             Philip T. Masterson
                                             President

Date: March 27, 2009


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)                     /s/ Philip T. Masterson
                                             -----------------------------
                                             Philip T. Masterson
                                             President

Date: March 27, 2009

By (Signature and Title)                     /s/ Michael Lawson
                                             -----------------------------
                                             Michael Lawson
                                             Treasurer, Controller & CFO

Date: March 27, 2009